Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 119,850,633
Documents	703,859,191
Mortgage Loans	37,915,833
Pledge Loans	45,092,352
Personal Loans	255,726,017
Credit Card Loans	1,706,968,422
Financial Leases	6,393,224
Others	3,942,678,221
Total as of December 31, 2023	6,818,483,893
Loss Allowances
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(3,003,809)
Documents	(2,413,581)
Mortgage Loans	(4,635,772)
Pledge Loans	(387,208)
Personal Loans	(28,140,840)
Credit Card Loans	(66,983,151)
Financial Leases	(133,848)
Others	(32,602,505)
Total as of December 31, 2023	(138,300,714)
Net Gross Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	116,846,824
Documents	701,445,610
Mortgage Loans	33,280,061
Pledge Loans	44,705,144
Personal Loans	227,585,177
Credit Card Loans	1,639,985,271
Financial Leases	6,259,376
Others	3,910,075,716
Total as of December 31, 2023	6,680,183,179
Collateral´s Fair Value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	0
Documents	0
Mortgage Loans	1,094,745,502
Pledge Loans	544,782,445
Personal Loans	0
Credit Card Loans	0
Financial Leases	0
Others	298,730,043
Total as of December 31, 2023	$ 1,938,257,990